Condensed Consolidated Statement of Cash Flows - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities
Net result	€ (13,383)	€ (10,079)
Adjustments for:
Other income		(222)
Depreciation	694	678
Share-based compensation	1,428	758
Financial income and expenses	(259)	(508)
Results related to financial liabilities measured at fair value through profit or loss	(54)	(282)
Changes in working capital	109	(6,721)
Cash used in operations	(11,465)	(16,376)
Interest received	367	788
Interest paid	(47)	(210)
Net cash used in operating activities	(11,145)	(15,798)
Cash flow from investing activities
Purchases of property, plant and equipment	(164)	(224)
Net cash used in investing activities	(164)	(224)
Cash flow from financing activities
Proceeds from exercise of share options		67
Repayment of lease liability	(304)	(567)
Net cash used in financing activities	(304)	(500)
Net decrease in cash and cash equivalents	(11,613)	(16,522)
Currency effect cash and cash equivalents	288	(472)
Cash and cash equivalents at beginning of the period	92,413	149,408
Cash and cash equivalents at the end of the period	€ 81,088	€ 132,414